Acquisitions of Subsidiaries - Summary of Net Cash Inflow on Acquisition (Detail) € in Thousands, $ in Thousands		12 Months Ended
	Apr. 20, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Cash consideration paid				$ (62,800)
Total		$ 1,347		13,326	$ 0
Amtd Assets [Member]
Business Acquisition [Line Items]
Cash consideration paid		0
Add: cash and cash equivalent balances acquired		3,860
Total		3,860
The Art Newspaper SA [Member]
Business Acquisition [Line Items]
Cash consideration paid		(2,540)	€ (2,888,888)
Add: cash and cash equivalent balances acquired		27
Total		$ (2,513)
AMTD Digital [Member]
Business Acquisition [Line Items]
Cash consideration paid				0
Add: cash and cash equivalent balances acquired				13,051
Total				13,051
Lofficiel [Member]
Business Acquisition [Line Items]
Cash consideration paid	$ (62,800)			(62,800)
Add: cash and cash equivalent balances acquired				247
Total				$ (62,553)